UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
NET CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/income	$ 5.1	$ (78.1)
Adjustments for:
Depreciation and amortization	125.3	104.4
Impairment losses	2.5	7.5
Loss on sale of subsidiary	5.6	0.0
Share-based payments for equity-settled options	10.1	0.0
Other non-cash valuation losses	5.2	13.0
Finance income	(5.2)	(3.1)
Finance cost	130.0	187.2
Loss on debt extinguishment	14.3	0.0
Income tax (benefit)/expense	(43.7)	31.9
Changes in:
Inventories	(167.8)	(321.3)
Trade receivables	157.3	242.1
Prepaid expenses and other receivables	(39.3)	(12.0)
Accounts payables	50.6	(3.8)
Other liabilities	(17.0)	(68.1)
Cash generated from operating activities	233.0	99.7
Interest paid	(84.9)	(110.9)
Interest received	3.9	3.3
Income taxes paid	(85.2)	(59.0)
Total net cash flows from/(used in) operating activities	66.8	(66.9)
NET CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sale of subsidiary	15.5	0.0
Acquisition of property, plant and equipment	(106.1)	(51.0)
Acquisition of intangible assets	(21.1)	(4.2)
Proceeds from sale of property, plant and equipment	0.0	2.4
Acquisition of right-of-use assets	(2.7)	(3.5)
Net cash flow used in investing activities	(114.4)	(56.3)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings from financial institutions	48.4	185.3
Repayments of short-term borrowings from financial institutions	(396.3)	(125.3)
Proceeds from long-term borrowings from financial institutions	2,027.3	0.0
Repayments of long-term borrowings from financial institutions	(1,831.8)	0.0
Repayments of long-term borrowings from related parties	(1,460.5)	0.0
Proceeds from share issuance	1,514.8	0.0
Payments of lease liabilities	(47.8)	(37.6)
Payments of debt issuance costs	(8.2)	0.0
Settlements of forward contract and balance sheet hedges	(28.3)	(3.1)
Release of derivative contract collateral	18.1	0.0
Other financing items	(1.5)	(14.6)
Net cash flow (used in)/from financing activities	(165.8)	4.7
CHANGE IN CASH AND CASH EQUIVALENTS	(213.4)	(118.5)
Cash and cash equivalents
Cash and cash equivalents at period end	255.9	278.5
Translation differences	(14.1)	(5.0)
Cash and cash equivalents at the beginning of the period	483.4	402.0
NON-CASH FINANCING ACTIVITIES
Equitization of related party loans and interest	$ 2,562.0	$ 107.3